Basis of Consolidation and Accounting policies (Tables)	12 Months Ended
Dec. 31, 2023
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Summary of Consolidated Subsidiaries

Set out below is the list of consolidated subsidiaries:

Company name	Shareholding in %	Consolidation
Mynaric Lasercom GmbH, Munich	100.0	fully consolidated
Mynaric Systems GmbH, Munich	100.0	fully consolidated
Mynaric USA, Inc., Los Angeles, USA	100.0	fully consolidated
Mynaric Government Solutions, Inc., Arlingtion, USA	100.0	fully consolidated

Summary of Nature and Timing of Satisfication of Performance Obligation in Contract with Customers

The following table provides information about the nature and timing of the satisfaction of performance obligations in contracts with customers, including significant payment terms, and the related revenue recognition policies.

Type of product/service	Nature and timing of satisfaction of performance obligation including significant payment terms	Revenue recognition policies
Sale of products

Customers obtain control of the laser terminals when the goods are delivered and accepted by the customer. Invoices are either issued based on the agreed payment plan of the respective contract or at that point in time of the delivery. Invoices are usually payable within 10 to 60 days.

Revenue is recognized at point in time when the customer obtains control over the product. Generally, this happens, when the product is delivered at the place agreed in the customer agreement.

Advances received are presented as contract liabilities.

Training, support and other services

The Group provides training, support and other services to its customers. The customer simultaneously receives and consumes the benefits provided by the entity’s performance as the entity performs. Invoices for these services are either issued based on the agreed payment plan of the respective contract or after the completion of the services. Invoices are usually payable within 10 to 60 days.

Revenue is recognized over time based on the cost-to-cost method unless they are not relevant for satisfaction of performance obligation. Advances received are included in contract liabilities.

Summary of Newly Issued Financial Reporting Standards and Interpretations/Rules not yet Applied

The International Accounting Standards Board (IASB) and the IFRS Interpretation Committee (IC) amended the following standards and interpretations that must be applied for the fiscal year 2023:

Date of application
IFRS 17 Insurance Contracts	Jan. 1, 2023
Disclosure of Accounting Policies – Amendments to IAS 1 and IFRS Practice Statement 2	Jan. 1, 2023
Definition of Accounting Estimates – Amendments to IAS 8	Jan. 1, 2023
Deferred Tax related to Assets and Liabilities arising from a Single Transaction – Amendments to IAS 12	Jan. 1, 2023
International Tax Reform - Pillar Two Model Rules - Amendments to IAS 12	May 23, 2023

The IASB has issued standards, interpretations, and amendments to existing standards whose application is not yet required, or which must be applied only in subsequent reporting periods, respectively, and which have not been applied early by the Group.

Date of application
Non-current Liabilities with Covenants - Amendments to IAS 1 and Classification of Liabilities as Current or Non-current - Amendments to IAS 1	Jan. 1, 2024
Lease Liability in a Sale and Leaseback - Amendments to IFRS 16	Jan. 1, 2024
Supplier Finance Arrangements - Amendments to IAS 7 and IFRS 7	Jan. 1, 2024
Lack of Exchangebility - Amendsments to IAS 21	Jan. 1, 2025
Presentation and Disclosures in Financial Statements - IFRS 18	Jan. 1, 2027
Sale or Contribution of Assets between an Investor and its Associate or Joint Venture - Amendments to IFRS 10 and IAS 28	Available for optional adoption / effective date deferred indefinitely